******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-64317
Reporting Period: 07/01/2013 - 06/30/2014
Advisors Series Trust


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)


615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)


Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin  53202
(Name and address of agent for service)


Registrant's telephone number, including area code: (414) 765-6609



Date of fiscal year end: December 30


Date of reporting period: July 31, 2013




Item 1. Proxy Voting Record.

The Phocas Real Estate Fund, formerly a series of Advisors Series Trust, was reorganized into Forum Funds II as of August 1, 2013.
The Phocas Real Estate Fund's proxy voting record for the period
August 1, 2013 through June 30, 2014 is reported with the Forum Funds II proxy voting record filed with the U.S. Securities and Exchange Commission on Form N-PX on August 25, 2014, CIK 0001576367, File 811-22842.



=========================== Phocas Real Estate Fund ============================

SUN COMMUNITIES, INC.

Ticker:       SUI            Security ID:  866674104
Meeting Date: JUL 23, 2013   Meeting Type: Annual
Record Date:  MAY 10, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Stephanie W. Bergeron    For       For          Management
1b    Elect Director Clunet R. Lewis          For       For          Management
1c    Elect Director Arthur A. Weiss          For       For          Management
2     Declassify the Board of Directors       For       For          Management
3     Ratify Auditors                         For       For          Management
4     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation



========== END NPX REPORT

SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)  Advisors Series Trust


By (Signature and Title)
Douglas G. Hess, President
(Principal Executive Officer)


Date 8/25/14